Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of Leases [Line Items]
Right-of-use assets	$ 4,656	$ 4,049		$ 4,556
Lease liabilities	5,776	4,104	$ 4,623
Lease liabilities	4,762	3,204	3,208	0	[1]
Current lease liabilities	1,014	900	$ 1,415	$ 0	[1]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			14.20%
Rental charges	$ 660	$ 810
IFRS 16
Disclosure of Leases [Line Items]
Right-of-use assets			$ 4,563
Lease liabilities			4,623
Lease liabilities			3,226
Current lease liabilities			$ 1,404

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.